Reconciliation of the Financial Statements to the Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 3,921,643	$ 3,535,656	$ 3,275,038
Amounts allocated to withdrawing participants	(2,286)	(465)
Net assets available for benefits per the Form 5500	$ 3,919,357	$ 3,535,191